Goodwill - Summary of Goodwill (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)		Jan. 01, 2017 USD ($)	Jan. 01, 2017 CNY (¥)
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 31,784	¥ 212,636	[1]	¥ 212,636	[1]
Ending balance	31,784	212,636		212,636	[1]		¥ 212,636	[1]
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	32,632	218,311				$ 32,632	218,311
Ending balance	32,632	218,311		218,311
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	848	5,675				$ 848	¥ 5,675
Ending balance	$ 848	¥ 5,675		¥ 5,675

[1]	Restated